Subsequent Events - Additional Information (Detail)	Jun. 21, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional abbreviated new drug application, description	the Company received final approvals from the FDA for two additional ANDAs: Benzoyl Peroxide; Clindamycin Phosphate Topical Gel 5%; 1% in May 2018 and Clindamycin Phosphate and Benzoyl Peroxide Gel, 1.2%/3.75% in June 2018.